Provisions	9 Months Ended
Sep. 30, 2026
Other Provisions, Contingent Liabilities and Contingent Assets [Abstract]
Provisions	Provisions

	Restructuring	Provisions related to other taxes	Other	Total
	€m	€m	€m	€m
Balance as of January 1, 2026	12.3	7.3	9.4	29.0
Additional provision in the period	14.6	—	1.9	16.5
Release of provision	(2.1)	—	(2.5)	(4.6)
Utilization of provision	(11.4)	—	(1.4)	(12.8)
Foreign exchange	—	—	—	—
Balance as of September 30, 2026	13.4	7.3	7.4	28.1

Analysis of total provisions:			September 30, 2026	December 31, 2025
Current			26.9	27.6
Non-current			1.2	1.4
Total			28.1	29.0
Updates since December 31, 2025
Restructuring
The €13.4 million (December 31, 2025: €12.3 million) provision relates to committed plans for certain restructuring activities. The increase in the provision during the period relates to the organizational streamlining and supply chain optimization programs as detailed in Note 5, for which the provisions are due to be settled within the next 12 months. €11.4 million has been utilized in the nine months ended September 30, 2026, which relates to these programs.